EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EARNINGS PER SHARE
Profit for the year attributable to the owners of the Company for the purpose of calculating earnings per share	$ 36,429	$ 21,801	$ 25,653
Weighted average number of ordinary for the purpose of calculating earnings per share (Note)	588,366,000	576,727,000	557,400,000
Shares held under share award scheme and excluded from calculation of earnings per share	61,933,000
Diluted (USD) (in dollars per share)	$ 0.06	$ 0.04	$ 0.05
Potential ordinary shares in issue	0	0	0